Restatement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatement and Selected Quarterly Financial Data Disclosure [Abstract]
Schedule of Condensed Income Statement [Table Text Block]

The impact of the errors on the Company’s Consolidated Statement of Operations for the three and nine months ended September 30, 2011 is summarized below (in thousands):

	Three Months Ended September 30, 2011		Nine Months Ended September 30, 2011
	As Originally Reported	As Restated	As Originally Reported	As Restated

Loss from operations	$(1,470)	$(1,470)	$(5,296)	$(5,296)

Other income (expense):
Warrant expense	(1,799)	—	(1,799)	—
Derivative liability income (loss)	(653)	440	403	3,963
Loss on extinguishment of debt	(2,042)	(5,159)	(2,042)	(12,551)
Interest and other expense, net	(263)	(220)	(2,751)	(1,124)
Equity in losses of joint venture	(117)	(117)	(386)	(386)

Net loss	(6,344)	(6,526)	(11,871)	(15,394)
Net loss attributable to noncontrolling interest	17	17	57	57

Net loss attributable to ThermoEnergy Corporation	(6,327)	(6,509)	(11,814)	(15,337)
Deemed dividend on Series B Convertible Preferred Stock	(4,045)	—	(4,271)	—

Net loss attributable to ThermoEnergy Corporation common stockholders	$(10,372)	$(6,509)	$(16,085)	$(15,337)

Net loss per share attributable to ThermoEnergy Corporation common stockholders, basic and diluted	$(0.18)	$(0.11)	$(0.28)	$(0.27)

Weighted average shares used in computing loss per share, basic and diluted	56,867,098	56,867,098	56,506,905	56,506,905

The impact of the errors on the Company’s consolidated statements of operations for the three and nine months ended September 30, 2011 is summarized below (in thousands):

	Three Months Ended September 30, 2011		Nine Months Ended September 30, 2011
	(Unaudited)		(Unaudited)
	As Originally Reported	As Restated	As Originally Reported	As Restated

Loss from operations	$(1,470)	$(1,470)	$(5,296)	$(5,296)

Other income (expense):
Warrant expense	(1,799)	—	(1,799)	—
Derivative liability income (loss)	(653)	440	403	3,963
Loss on extinguishment of debt	(2,042)	(5,159)	(2,042)	(12,551)
Interest and other expense, net	(263)	(220)	(2,751)	(1,124)
Equity in losses of joint venture	(117)	(117)	(386)	(386)

Net loss	(6,344)	(6,526)	(11,871)	(15,394)
Net loss attributable to noncontrolling interest	17	17	57	57

Net loss attributable to ThermoEnergy Corporation	(6,327)	(6,509)	(11,814)	(15,337)
Deemed dividend on Series B Convertible Preferred Stock	(4,045)	—	(4,271)	—

Net loss attributable to ThermoEnergy Corporation common stockholders	$(10,372)	$(6,509)	$(16,085)	$(15,337)

Net loss per share attributable to ThermoEnergy Corporation common stockholders, basic and diluted	$(0.18)	$(0.11)	$(0.28)	$(0.27)

Weighted average shares used in computing loss per share, basic and diluted	56,867,098	56,867,098	56,506,905	56,506,905

The impact of the errors on the Company’s consolidated statements of operations for the three and six months ended June 30, 2011 is summarized below (in thousands):

	Three Months Ended June 30, 2011 (Unaudited)		Six Months Ended June 30, 2011 (Unaudited)
	As Originally Reported	As Restated	As Originally Reported	As Restated

Loss from operations	$(1,815)	$(1,815)	$(3,826)	$(3,826)

Other income (expense):
Derivative liability income	39	820	1,056	3,523
Loss on extinguishment of debt	—	(147)	—	(7,392)
Interest and other expense, net	(1,027)	(210)	(2,488)	(904)
Equity in losses of joint venture	(182)	(182)	(269)	(269)

Net loss	(2,985)	(1,534)	(5,527)	(8,868)
Net loss attributable to noncontrolling interest	27	27	40	40

Net loss attributable to ThermoEnergy Corporation	(2,958)	(1,507)	(5,487)	(8,828)
Deemed dividend on Series B Convertible Preferred Stock	(91)	—	(226)	—

Net loss attributable to ThermoEnergy Corporation common stockholders	$(3,049)	$(1,507)	$(5,713)	$(8,828)

Net loss per share attributable to ThermoEnergy Corporation common stockholders, basic and diluted	$(0.05)	$(0.03)	$(0.10)	$(0.16)

Weighted average shares used in computing loss per share, basic and diluted	56,738,188	56,738,188	56,323,824	56,323,824

The impact of the errors on the Company’s consolidated statement of operations for the three months ended March 31, 2011 is summarized below (in thousands):

	Three Months Ended March 31, 2011 (Unaudited)
	As Originally Reported	As Restated

Loss from operations	$(2,011)	$(2,011)

Other income (expense):
Loss on extinguishment of debt	—	(7,245)
Derivative liability income	1,017	2,703
Equity in losses of joint venture	(87)	(87)
Interest and other expense, net	(1,461)	(694)

Net loss	(2,542)	(7,334)
Net loss attributable to noncontrolling interest	13	13

Net loss attributable to ThermoEnergy Corporation	(2,529)	(7,321)
Deemed dividend on Series B Convertible Preferred Stock	(135)	—

Net loss attributable to ThermoEnergy Corporation common stockholders	$(2,664)	$(7,321)

Loss per share attributable to ThermoEnergy Corporation common stockholders, basic and diluted	$(0.05)	$(0.13)

Weighted average shares used in computing loss per share, basic and diluted	55,848,585	55,848,585

Restatement To Prior Year Assets and Liabilities [Table Text Block]

The impact of the errors on the Company’s consolidated balance sheets is summarized below (in thousands):

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	September 30, 2011 (Unaudited)		June 30, 2011 (Unaudited)		March 31, 2011 (Unaudited)
	As Originally Reported	As Restated	As Originally Reported	As Restated	As Originally Reported	As Restated

Total liabilities	$11,090	$9,684	$15,984	$19,476	$13,156	$18,246

Total stockholders’ deficiency	$(6,813)	$(5,407)	$(11,653)	$(15,145)	$(9,182)	$(14,272)

Total liabilities and stockholders’ deficiency	$4,277	$4,277	$4,331	$4,331	$3,974	$3,974

Schedule of Quarterly Financial Information [Table Text Block]

The Company’s historical operating results for any quarter are not necessarily indicative of results for any future period.

	(Unaudited) For the Three Months Ended
(in thousands, except share and per share data)	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
			As Revised		As Restated	As Restated	As Restated

Revenue	$1,160	$253	$641	$820	$948	$1,434	$1,193	$2,008
Cost of sales	1,170	141	612	876	967	1,280	1,073	1,859

Gross profit	(10)	112	29	(56)	(19)	154	120	149
Operating expenses	1,649	1,842	1,819	2,414	1,992	1.969	1,590	2,003

Loss from operations	(1,659)	(1,730)	(1,790)	(2,470)	(2,011)	(1,815)	(1,470)	(1,854)
Other income (expense)	(329)	(3,852)	(4,138)	1,112	(5,323)	281	(5,056)	(138)

Net loss	(1,988)	(5,582)	(5,928)	(1,358)	(7,334)	(1,534)	(6,526)	(1,992)
Net loss attributable to noncontrolling interest	—	—	—	—	13	27	17	—

Net loss attributable to ThermoEnergy Corporation	(1,988)	(5,582)	(5,928)	(1,358)	(7,321)	(1,507)	(6,509)	(1,992)
Deemed dividend on Series B Convertible Preferred Stock	—	—	(1,894)	—	—	—	—	—

Net loss attributable to ThermoEnergy Corporation common stockholders	$(1,988)	$(5,582)	$(7,822)	$(1,358)	$(7,321)	$(1,507)	$(6,509)	$(1,992)

Net loss per common share, basic and diluted:	$(0.04)	$(0.10)	$(0.15)	$(0.03)	$(0.13)	$(0.03)	$(0.11)	$(0.03)

Weighted average shares used in computing loss per share, basic and diluted	53,679,473	53,679,473	53,679,473	54,041,586	55,848,585	56,738,188	56,867,098	57,748,620